Capital Stock (Details) - shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reconciliation Of Common Stock And Treasury Stock Balances [Roll Forward]
Balance (in shares)	93,013,031	92,246,525
Balance (in shares)	93,883,645	93,013,031	92,246,525
Treasury Stock
Reconciliation Of Common Stock And Treasury Stock Balances [Roll Forward]
Balance (in shares)	23,577,411	23,514,054	19,813,079
Shares tendered as payment for option rights exercised (in shares)	16,545	3,441	14,542
Shares tendered in connection with grants of restricted stock (in shares)	82,777	59,916	111,433
Treasury stock purchased (in shares)			(3,575,000)
Balance (in shares)	23,676,733	23,577,411	23,514,054
Common Stock
Reconciliation Of Common Stock And Treasury Stock Balances [Roll Forward]
Balance (in shares)	93,013,031	92,246,525	94,704,173
Shares tendered as payment for option rights exercised (in shares)	(16,545)	(3,441)	(14,542)
Shares issued for exercise of option rights (in shares)	1,152,015	733,876	1,133,050
Shares tendered in connection with grants of restricted stock (in shares)	(82,777)	(59,916)	(111,433)
Net shares issued for grants of restricted stock (in shares)	(182,079)	95,987	110,277
Treasury stock purchased (in shares)			(3,575,000)
Balance (in shares)	93,883,645	93,013,031	92,246,525